Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Common Shares Excluded from Net Income (Loss)

The following table sets forth the potentially dilutive common shares excluded from the calculation of net loss per common share because their inclusion would be anti-dilutive (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
Warrants to purchase common stock	19,557	1,076	19,557	1,871
Options to purchase common stock	505	322	505	515

Total	20,062	1,398	20,062	2,386

The following table sets forth the potentially dilutive common shares excluded from the calculation of net loss per common share because their inclusion would be anti-dilutive (in thousands):

	December 31,
	2016	2015
Warrants to purchase common stock	2,570	1,115
Options to purchase common stock	561	663

Total	3,131	1,778

Schedule of Earnings Per Share, Basic and Diluted

Basic and diluted earnings per share are calculated as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
Numerator:
Net income (loss) (in thousands)	$(8,404)	$5,389	$(20,122)	$(11,104)

Denominator:
Weighted average number of common shares outstanding	37,421,273	9,101,730	31,944,243	9,035,173
Effect of dilutive securities
Stock options	—	33,864	—	—
Warrants	—	138,273	—	—

Dilutive potential common shares	—	172,137	—	—

Shares used in calculating diluted earnings per share	37,421,273	9,273,867	31,944,243	9,035,173

Basic net income (loss) per share	$(0.22)	$0.59	$(0.63)	$(0.30)
Diluted net income (loss) per share	$(0.22)	$0.58	$(0.63)	$(0.30)